Significant Accounting Policies - Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies
Property and equipment, gross	$ 11,460	$ 8,230
Leasehold Improvements (Cycle: Lease Term) | Minimum
Significant Accounting Policies
Estimated useful lives	1 year
Leasehold Improvements (Cycle: Lease Term) | Maximum
Significant Accounting Policies
Estimated useful lives	10 years
Furniture & fixtures
Significant Accounting Policies
Estimated useful lives	7 years
Property and equipment, gross	$ 1,262	1,108
Computer equipment & software
Significant Accounting Policies
Estimated useful lives	3 years
Property and equipment, gross	$ 3,206	2,701
Medical equipment
Significant Accounting Policies
Estimated useful lives	7 years
Property and equipment, gross	$ 1,067	414
Software
Significant Accounting Policies
Estimated useful lives	3 years
Software (Development in Process)
Significant Accounting Policies
Property and equipment, gross	$ 3,460	2,433
Capitalized costs placed into service	$ 700	$ 2,100